Disclosure of detailed information about the mineral property maintenance and exploration costs (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 1	$ 18,700
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 2	9,315
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 3	3,750
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 4	660
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 5	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 6	1,562
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 7	2,388
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 8	36,375
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 9	(368)
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 10	(231)
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 11	(3,976)
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 12	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 13	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 14	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 15	(1,500)
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 16	(6,075)
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 17	18,332
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 18	9,084
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 19	(226)
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 20	660
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 21	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 22	1,562
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 23	888
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 24	30,300
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 25	150
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 26	63
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 27	1,388
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 28	152
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 29	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 30	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 31	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 32	1,753
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 33	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 34	376
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 35	732
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 36	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 37	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 38	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 39	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 40	1,108
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 41	79
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 42	154
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 43	46
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 44	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 45	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 46	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 47	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 48	279
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 49	4
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 50	1
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 51	80
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 52	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 53	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 54	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 55	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 56	85
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 57	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 58	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 59	1,150
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 60	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 61	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 62	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 63	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 64	1,150
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 65	47
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 66	78
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 67	322
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 68	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 69	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 70	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 71	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 72	447
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 73	280
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 74	672
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 75	3,718
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 76	152
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 77	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 78	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 79	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 80	4,822
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 81	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 82	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 83	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 84	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 85	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 86	(82)
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 87	(888)
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 88	(970)
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 89	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 90	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 91	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 92	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 93	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 94	(1,480)
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 95	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 96	(1,480)
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 97	(1,075)
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 98	(356)
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 99	(3,492)
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 100	(152)
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 101	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 102	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 103	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 104	(5,075)
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 105	17,537
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 106	9,400
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 107	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 108	660
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 109	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 110	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 111	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 112	27,597
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 113	151
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 114	160
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 115	895
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 116	252
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 117	126
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 118	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 119	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 120	1,584
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 121	47
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 122	639
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 123	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 124	6
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 125	412
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 126	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 127	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 128	1,104
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 129	34
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 130	240
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 131	95
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 132	1
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 133	525
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 134	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 135	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 136	895
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 137	42
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 138	104
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 139	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 140	85
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 141	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 142	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 143	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 144	231
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 145	300
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 146	1,393
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 147	4
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 148	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 149	200
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 150	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 151	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 152	1,897
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 153	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 154	131
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 155	1
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 156	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 157	248
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 158	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 159	380
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 160	574
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 161	2,667
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 162	995
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 163	344
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 164	1,511
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 165	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 166	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 167	6,091
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 168	(223)
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 169	(1,495)
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 170	(675)
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 171	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 172	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 173	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 174	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 175	(2,393)
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 176	17,888
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 177	10,572
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 178	320
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 179	1,004
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 180	1,511
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 181	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 182	0
Exploration And Evaluation Assets Disclosure Of Detailed Information About The Mineral Property Maintenance And Exploration Costs 183	$ 31,295